Stock Based Compensation (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Dividend yield	0.00%	0.00%
Risk free interest rate	0.20%	0.90%
Expected volatility	35.00%	80.00%
Expected life	1 year 7 months	5 years